Financial expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Components of financial expenses
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2024 and December 31, 2023:

	At December 31,
In thousands of U.S. dollars	2024	2023
Current portion of bank debt (1)	$122,797	$220,965
Sale and leaseback liabilities (2)	8,592	206,757
Current portion of long-term debt	131,389	427,722

Non-current portion of bank debt and bonds (3)	665,887	939,188
Sale and leaseback liabilities (4)	64,691	221,380
	$861,967	$1,588,290
(1)The current portion at December 31, 2024 was net of unamortized deferred financing fees of $1.2 million. The current portion at December 31, 2023 was net of unamortized deferred financing fees of $5.0 million.
(2)The current portion at December 31, 2024 was net of unamortized deferred financing fees of $0.1 million and prepaid interest of $0.3 million. The current portion at December 31, 2023 was net of unamortized deferred financing fees of $0.8 million and prepaid interest of $0.3 million.
(3)The non-current portion at December 31, 2024 was net of unamortized deferred financing fees of $13.7 million. The non-current portion at December 31, 2023 was net of unamortized deferred financing fees of $20.6 million.
(4)The non-current portion at December 31, 2024 was net of unamortized deferred financing fees of $0.8 million. The non-current portion at December 31, 2023 was net of unamortized deferred financing fees of $2.3 million.
The following is a roll-forward of the activity within debt (current and non-current, and inclusive of IFRS 16 - lease liabilities), by facility, for the year ended December 31, 2024:

		Activity				Balance as of December 31, 2024 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2023	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2024	Current	Non-Current
Prudential Credit Facility	33,740	—	(33,740)	—	—	—	—
BNPP Sinosure Credit Facility	69,667	—	(69,667)	—	—	—	—
2023 $225.0 Million Credit Facility	199,575	—	(33,900)	—	165,675	22,123	143,552
2023 $49.1 Million Credit Facility	45,626	—	(4,616)	—	41,010	4,615	36,395
2023 $117.4 Million Credit Facility	108,890	—	(17,007)	—	91,883	17,008	74,875
2023 $1.0 Billion Credit Facility	564,907	99,000	(312,694)	—	351,213	—	351,213
2023 $94.0 Million Credit Facility	92,908	—	(9,666)	—	83,242	9,666	73,576
Ocean Yield Lease Financing	25,243	—	(3,067)	33	22,209	3,112	19,097
BCFL Lease Financing (MRs)	21,653	—	(21,653)	—	—	—	—
2020 SPDBFL Lease Financing	37,626	—	(36,863)	(763)	—	—	—
2021 AVIC Lease Financing	77,567	—	(76,410)	(1,157)	—	—	—
2021 CMBFL Lease Financing	61,525	—	(61,525)	—	—	—	—
2021 TSFL Lease Financing	46,482	—	(45,617)	(865)	—	—	—
2021 Ocean Yield Lease Financing	58,083	—	(5,867)	—	52,216	5,850	46,366
2022 AVIC Lease Financing	103,451	—	(103,451)	—	—	—	—
Unsecured Senior Notes Due 2025	70,496	—	—	49	70,545	70,545	—
	$1,617,439	$99,000	$(835,743)	$(2,703)	$877,993	$132,919	$745,074
Less: deferred financing fees	(28,814)	(2,421)	—	15,481	(15,754)	(1,258)	(14,496)
Less: prepaid interest expense	(335)	—	63	—	(272)	(272)	—
Total	$1,588,290	$96,579	$(835,680)	$12,778	$861,967	$131,389	$730,578
(1)    Primarily relates to non-cash accretion, write-offs, amortization or other adjustments on (i) debt or lease obligations assumed as part of a previous acquisition, (ii) the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options; and (iii) our Unsecured Senior Notes Due 2025, as discussed below.
The following table sets forth the components of our financial expenses for the years ended December 31, 2024, 2023, and 2022:

	For the year ended December 31,
In thousands of U.S. dollars	2024	2023	2022
Interest expense on debt, net of capitalized interest (1)	$91,696	$158,286	$137,123
Accretion of convertible notes	—	—	12,718
Amortization of deferred financing fees	9,236	7,292	6,385
Loss on extinguishment of debt and write-off of deferred financing fees (2)	8,525	16,525	11,463
Accretion of premiums and discounts on debt (3)	82	1,128	2,106
Total financial expenses	$109,539	$183,231	$169,795
 (1) The decrease in interest expense, net of capitalized interest during the year ended December 31, 2024 is attributable to a reduction in our average debt as a result of our focus on deleveraging given the cash flows generated from the strong market conditions that began in 2022. Our average indebtedness decreased to $1.2 billion during the year ended December 31, 2024, as compared to $1.9 billion during the year ended December 31, 2023.
The increase in interest expense, net of capitalized interest during the year ended December 31, 2023 is primarily attributable to an increase in the benchmark interest rates (both LIBOR and SOFR) as compared to the year ended December 31, 2022. During the year ended December 31, 2023, benchmark interest rates continued to increase as central banks around the world introduced measures to combat inflation. The increases in benchmark rates were partially offset by the overall reduction in our indebtedness arising from (i) the sales of 20 vessels during the years ended December 31, 2023 and 2022 (and repayments of the related debt or lease financing obligations), (ii) the unscheduled debt and lease repayments on 58 and 23 vessels during the year ended December 31, 2023 and 2022, respectively, as discussed in Note 12, (iii) the maturity of the Convertible Notes Due 2022 in May 2022, and (iv) the conversion of the Convertible Notes Due 2025 in December 2022. These reductions were partially offset by new borrowings as discussed in Note 12. The combination resulted in higher interest expense for the year ended December 31, 2023 compared to December 31, 2022 despite the reduction in the average carrying value of our debt to $1.9 billion from $2.7 billion, respectively.
Interest payable during the year ended December 31, 2022 was offset by interest capitalized of $0.2 million. There was a nominal amount of capitalized interest during the years ended December 31, 2024 and 2023.
(2)     The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2024 includes (i) $6.2 million of write-offs of deferred financing fees related to the unscheduled debt and lease repayments during the year and (ii) $2.3 million in costs related to the extinguishment of debt during the year.
The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2023 include (i) $10.2 million in costs related to the extinguishment of debt, (ii) $4.3 million of write-offs of deferred financing fees related to the unscheduled debt and lease repayments during the year, (iii) $2.7 million relating to write-offs of the discounts related to the unscheduled debt and lease repayments during the year, (iv) $0.8 million of accelerated effective interest on right of use liabilities related to unscheduled lease payments during the year, offset by (v) a gain of $1.5 million related to the adjustment of the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options.
The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2022 include (i) $6.6 million of write-offs of deferred financing fees related to the repayments of debt for the 18 vessels sold during the year along with the notifications to exercise purchase options on certain lease financed vessels during the year, (ii) $4.9 million in costs related to the extinguishment of debt, (iii) $0.9 million of write-offs of the discounts related to the payment of indebtedness on certain vessels sold and to the notifications to exercise purchase options on certain vessels, offset by (iv) a gain of $0.9 million related to the adjustment of the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options.
(3) The accretion of premiums and discounts primarily represents the accretion or amortization of the fair value adjustments relating to the indebtedness assumed as part of the 2017 acquisition of Navig8 Product Tankers Inc.